Mortgage Servicing Rights, at Fair Value - Summary of Information Regarding Loan Servicing Portfolio Delinquencies Percentages and Unpaid Balances (Detail)	Dec. 31, 2022	Dec. 31, 2021
Servicing Assets at Fair Value [Line Items]
Number of Loans	2.10%	0.60%
Unpaid Principal Balance	1.80%	0.40%
Foreclosure/real estate owned
Servicing Assets at Fair Value [Line Items]
Number of Loans	0.10%	0.00%
Unpaid Principal Balance	0.10%	0.00%
30 days
Servicing Assets at Fair Value [Line Items]
Number of Loans	1.20%	0.40%
Unpaid Principal Balance	1.10%	0.30%
60 days
Servicing Assets at Fair Value [Line Items]
Number of Loans	0.30%	0.10%
Unpaid Principal Balance	0.20%	0.00%
90 or more days
Servicing Assets at Fair Value [Line Items]
Number of Loans	0.60%	0.10%
Unpaid Principal Balance	0.50%	0.10%